SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of consolidation

Basis of consolidation

These interim condensed consolidated financial statements are unaudited. In the opinion of management, all adjustments consisting of normal recurring accruals and disclosures necessary for a fair presentation of these interim condensed consolidated financial statements have been included. The results reported in the unaudited condensed consolidated financial statements for any interim periods are not necessarily indicative of the results that may be reported for the entire year.

The unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). Certain information and note disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. These unaudited condensed consolidated financial statements and accompanying notes should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in the Company’s annual report on Form 20-F for the year ended December 31, 2023, filed with the SEC on April 29, 2024.

The condensed consolidated balance sheet as of December 31, 2023 included herein has been derived from the audited consolidated financial statements as of December 31, 2023, but does not include all disclosures required by U.S. GAAP.

The accompanying condensed consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE, and the branch offices of the VIE. All significant inter-company accounts and transactions have been eliminated on consolidation.

The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (i) has the power to direct the activities that most significantly affect the economic performance of the VIE, and (ii) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

Use of Estimates

Use of Estimates

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include useful lives and valuation of long-lived assets, allowance for doubtful accounts, assumptions related to the consolidation of entities in which the Group holds variable interests, and valuation allowance on deferred tax.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Group follows the provisions of Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”). It clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date;

Level 2 - Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data; and

Level 3 - Inputs are unobservable inputs that reflect the reporting entity’s assumptions on what assumptions the market participants would use to price the asset or liability based on the best available information.

The carrying amounts reported in the accompanying unaudited condensed consolidated balance sheets for cash and cash equivalents, accounts receivable, other receivables, prepaid expenses, VAT credit, accounts payable and accrued liabilities, due to related party, and deferred income approximate their fair value based on the short-term maturity of these instruments.

Cash, Cash Equivalents, and Restricted Cash

Cash, Cash Equivalents, and Restricted Cash

Cash and cash equivalents include cash on hand and all highly liquid investments with an original maturity of three months or less.

The Group maintains cash and cash equivalents with various commercial banks within the PRC and the UK. Cash in the PRC denominated in RMB may not be freely transferable out of the PRC because of exchange control regulations or other reasons. Such restricted cash amounted to $454 and $4,533 as of June 30, 2024 and 2023, respectively. The Group has not experienced any losses in the bank accounts and believes it is not exposed to any risks on its cash held in PRC and UK banks.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are carried at cost, less accumulated depreciation. Costs include any incremental costs that are directly attributable to the construction or acquisition of the item of property and equipment. Maintenance and repairs are expensed as incurred, while major maintenance and remodeling costs are capitalized if they extend the useful life of the asset. Depreciation is computed using the straight-line method over the estimated useful lives.

When property and equipment are sold or otherwise disposed of, the cost and related accumulated depreciation are eliminated from the accounts, and any resulting gain or loss is recognized in the results of operations.

Classification	Estimated Useful Life
Buildings and leasehold improvement	50 years
Building fixtures, furniture and landscaping	4 to 10 years
Office Equipment and Fixtures	3 to 5 years
Software	2 or 10 years
Vehicles	4 or 5 years

Revenue Recognition

Revenue Recognition

The Group adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”). The Group determines revenue recognition through the following five steps: (i) identification of the contract, or contracts, with a customer, (ii) identification of the performance obligations in the contract, (iii) determination of the transaction price, (iv) allocation of the transaction price to the performance obligations in the contract; and (v) recognition of revenue when, or as, the Group satisfies a performance obligation.

Historically, the Group’s major revenue is generated by commission fees from selling real estate properties by the VIE. The VIE’s service contracts typically include the terms of parties, services to be provided, service covered period, details of service fee calculation, and terms or conditions when services are to be paid. The performance obligation of the operating entities is clearly defined as to the sale of real properties specified in the contracts. The performance obligation is satisfied when at the point of closing of the sales contract with each property buyer is completed and when the developer receives the proceeds from the sales (cash and/or bank loans). The commission fee is determined based on the total value of the property sold multiplied by the commission rate agreed upon in the contracts. The commission rates vary among developers. The payment terms also vary with certain developers dividing the contracts into several phases and making payment when a phase has been completed. These variable considerations will not change the calculation of the commission fee. The transaction price is determined based on the commission rate and properties sold.

Commission revenue from property brokerage is recognized when: (i) the VIE has completed its performance obligation to sell properties per contract, (ii) the property developer and the buyer have completed a property sales transaction and the developer has received a full or partial amount of proceeds from the buyer or full or partial payment from the bank if mortgaged, and (iii) the property developer granted confirmation to the VIE to issue an invoice per contract. The Group recognizes revenue net of value-added taxes (“VAT”).

The Group does not handle any monetary transactions nor act as an escrow intermediary between the developers and the buyers.

Certain sales contracts allow developers to withhold a certain percentage of the total commission for a certain period as a risk fund to cover potential damages caused by the sales activities of the VIE. In these circumstances, the Group’s operating performance obligations have not been fulfilled until the withholding period has passed. Since the amount being withheld is the risk of loss from the sales transaction, the Group records the amount withheld by developers as deferred income and will recognize the income when the withholding period has passed, and the amount withheld is confirmed by the developers.

The Group started engaging in the business of managing rental property via Mansions in August 2021. Mansions receives a one-time referral fee from tenants, based on a certain percentage of the total leased value of the lease agreement. The Group recognizes the revenue, when (i) the lease agreement is executed, and (ii) the tenant makes its first payment. Mansions also provides management services to tenants and collects service fees. Management service fees are recognized monthly. The prepayment of the monthly service fee is recorded as deferred income.

The Group started engaging in the hotel business via MDJM UK and Mansions in the UK in May 2023. The Group recognizes revenue from its hotel operations in accordance with ASC 606. Revenue is recognized when control of goods and services is transferred to the customer, which typically occurs at the point in time when the customer consumes or utilizes the services provided by the Group’s hotels. The Group’s revenue streams from hotel operations primarily consist of room sales, food and beverage services, event space rentals, and other ancillary services. Revenue recognition for these streams is as follows: revenue from room sales is recognized over the duration of the customer’s stay, as control of the lodging service is transferred to the customer during the stay. Revenue is allocated to each night’s stay based on the agreed-upon room rate. Revenue from food and beverage services is recognized at the point in time when the food and beverages are served to the customer. Revenue is based on the menu prices and is recognized as the customer consumes the items. Revenue from event space rentals is recognized at the point in time when the event space is made available to the customer for the event. Revenue is recognized based on the agreed-upon rental fee for the space. Revenue from other ancillary services, such as parking, and recreational facilities, is recognized at the point in time when the service is provided to the customer. The transaction price for each contract is determined based on the consideration agreed upon with the customer. If contracts include multiple performance obligations, the transaction price is allocated to each performance obligation based on their relative standalone selling prices. The Group periodically assesses its contracts to ensure that revenue recognition is consistent with the principles of ASC 606. Changes in estimates or adjustments to revenue recognition are recognized in the period in which the change in estimate or adjustment becomes known.

Segment

Segment

ASC 280 “Segment Reporting” required a public entity to report separately information about an operating segment that meets any of the following quantitative thresholds: (i) its reported revenue, including both sales to external customers and intersegment sales or transfers, is 10 percent or more of the combined revenue, internal and external, of all operating segments; (ii) the absolute amount of its reported profit or loss is 10 percent or more of the greater, in absolute amount, of either: 1. the combined reported profit of all operating segments that did not report a loss, and 2. the combined reported loss of all operating segments that did report a loss; and (iii) its assets are 10 percent or more of the combined assets of all operating segments. Operating segments that do not meet any of the quantitative thresholds may be considered reportable, and separately disclosed, if management believes that information about the segment would be useful to readers of the financial statements. A company’s operating segments are defined as components of the company that engage in business activities that generate revenue and incur expenses, and whose results are regularly reviewed by the company’s chief operating decision maker in deciding how to allocate resources and assess performance.

The Group uses “the management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments.

Business Tax and Value Added Tax ("VAT")

Business Tax and Value Added Tax (“VAT”)

The PRC government implemented a VAT reform pilot program, which replaced the business tax with VAT. Since May 2016, the changes from business tax to VAT have been expanded to all other service sectors which used to be subject to business tax. The VAT rate applicable to subsidiaries of the Company and the VIE is 6%. The Group accrues VAT payable when revenue is recognized.

The UK government will charge VAT on business services and commissions. The standard VAT rate is 20%. All income of UK subsidiaries will be subject to VAT. The Group accrues VAT payable when revenue is recognized.

Marketing and Advertising Expenses

Marketing and Advertising Expenses

Marketing and advertising expenses consist primarily of marketing planning fees and advertisements expenses used for targeted sales. The Group expenses all marketing and advertising costs as incurred and records these costs within “Selling expenses” on the consolidated statements of operations when incurred. The Group did not incur such expenses for the six months ended June 30, 2024 and 2023, respectively.

Income Taxes

Income Taxes

The Group’s operation in China is governed by the income tax laws of the PRC. The Chinese Corporate Income Tax applies to all companies in China, both foreign owned and Chinese owned. It is levied on company profits at a rate of 25%.

The Group’s operation in the UK is governed by the income tax laws of the UK. The main rate of corporation tax is 25% for the fiscal year beginning April 1, 2023 (previously 19% in the fiscal year beginning April 1, 2022). In addition, from April 1, 2023, a 19% small profits rate of corporation tax was introduced for companies whose profits do not exceed GBP50,000.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities, and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Group only recognizes tax liabilities related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the Group recognizes the largest amount of tax liabilities that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. There were no such tax liabilities recognized in the accompanying consolidated financial statements. The Group records interest and penalties as a component of income tax expense. There were no such interest and penalties for the six months ended June 30, 2024 and 2023.

Per Share Amounts

Per Share Amounts

The Company computes per share amounts in accordance with ASC Topic 260 “Earnings per Share” (EPS), which requires presentation of basic and diluted EPS. Basic EPS is computed by dividing the net income (loss) available to holders of ordinary shares by the weighted-average number of ordinary shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares or resulted in the issuance of ordinary shares that then shared in the earnings of the Company, if any. This is computed by dividing net earnings by the combination of dilutive ordinary share equivalents.

The Company had a total of 126,082 underwriter’s warrants outstanding as of December 31, 2022. The underwriter’s warrants are exercisable at a price of $6.25. As of June 30, 2023, the Company’s closing share price was $1.80, which had no dilutive impact. In addition, the Company incurred net losses for the six months ended June 30, 2024 and 2023, and all potentially dilutive securities are excluded from the computation of diluted shares outstanding, as they would have had an anti-dilutive impact. The underwriter’s warrants expired on November 13, 2023.

	June 30,	June 30,
	2024	2023
Numerator for earnings per share:
Net loss attributable to the Company’s ordinary shareholders	$(1,326,011)	$(793,699)
Denominator for basic and diluted earnings per share:
Basic and weighted average ordinary shares	11,881,671	11,675,216
Per share amount
Per share - basic and diluted	$(0.11)	$(0.07)

Comprehensive Income

Comprehensive Income

The Group follows ASC 220-10, “Reporting Comprehensive Income,” which requires the reporting of comprehensive income in addition to net income. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of information that historically has not been recognized in the calculation of net income. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to shareholders.

Foreign Currency Translation

Foreign Currency Translation

The Group’s principal operations are based in the UK and the PRC. Its financial position and operational results are determined using GBP and RMB as functional currencies. However, the unaudited condensed consolidated financial statements are presented in U.S. Dollars. Foreign currency-denominated results of operations and cash flows are translated at the average exchange rate during the reporting period. Assets and liabilities in foreign currencies are translated at the exchange rate in effect at the balance sheet date, while equity in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Consequently, amounts reported on the consolidated statements of cash flows may not align precisely with changes in corresponding balances on the consolidated balance sheets. Translation adjustments resulting from period-to-period exchange rate fluctuations are included as a separate component of accumulated other comprehensive income (loss) in the unaudited condensed consolidated balance sheets and statements of changes in shareholders’ equity. Foreign currency transactions are translated into the functional currency at the exchange rates prevailing on the transaction dates. Any resulting gains or losses are recognized in the results of operations as they occur. For the six months ended June 30, 2024 and 2023, transaction gains of $139 and $1,927, respectively, were recorded in the unaudited condensed consolidated statements of operations and comprehensive income (loss).

The following table outlines the currency exchange rates used in the consolidated financial statements:

	June 30,	June 30,	December 31,
1 US$ = RMB	2024	2023	2023
At end of the period - RMB	7.2672	7.2688	7.0999
Average rate for the period ended - RMB	7.2151	6.9294	7.0809

1 US$ = GBP
At end of the period - GBP	0.7911	0.7899	0.7847
Average rate for the period ended - GBP	0.7904	0.8109	0.8039

Concentration Risk

Concentration Risk

The Group’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environment in the PRC, and by the general state of the economy of the PRC. The Group’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Group’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things. Financial instruments which potentially subject the Group to concentrations of credit risk consist principally of cash and trade accounts receivable. All of the Group’s cash in the PRC is maintained with state-owned banks within the PRC. Per PRC regulations, the maximum insured bank deposit amount is approximately $69,000 (RMB500,000) for each depositor. The Group’s total unprotected cash in the PRC banks amounted to approximately $0 as of June 30, 2024 and December 31, 2023. The Group has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts.

The Company’s subsidiaries in the UK have bank accounts in the UK. Customer deposits held by banks, building societies and credit unions (including in Northern Ireland) in UK establishments that are authorized by the Prudential Regulation Authority are protected by the Financial Services Compensation Scheme up to GBP85,000, which was approximately $107,000. The Group’s total unprotected cash in bank amounted to approximately $0 and $367,949, as of June 30, 2024 and December 31, 2023, respectively. The Group has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts.

Recently Adopted Accounting Pronouncements and Recently Issued Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In December 2019, the FASB issued Accounting Standards Update 2019-12-Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU summarizes the FASB’s recently issued Accounting Standards Update (ASU) No. 2019-12, simplifying the Accounting for Income Taxes. The ASU enhances and simplifies various aspects of the income tax accounting guidance in ASC 740. The amendments in this update are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2020. The adoption of this ASU had no material impact on the Group’s condensed consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods and interim periods within those years beginning after December 15, 2019, excluding entities eligible to be smaller reporting company. For all other entities, the requirements are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. ASU 2016-13 has been amended by ASU 2019-04, ASU 2019-05, and ASU 2019-11. For entities that have not yet adopted ASU No. 2016-13, the effective dates and transition methodology for ASU 2019-04, ASU 2019-05, and ASU 2019-11 are the same as the effective dates and transition methodology in ASU 2016-13. The Group adopted this standard for the year beginning January 1, 2023. The adoption of this standard had no material impact on the Group’s condensed consolidated financial statements.

Recently Issued Accounting Pronouncements

The Group considers the applicability and impact of all ASUs. The ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on the Group’s consolidated financial position and/or results of operations.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.